SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2012
Estimated Useful Lives of Assets

Property and equipment are stated at cost less accumulated depreciation and are depreciated using the straight-line method over the estimated useful lives of the assets as follows:

Office equipment	3 - 5 years
Motor vehicles	4 years
Leasehold improvement	shorter of lease terms or 3 years

Estimated Economic Lives of Intangible Assets

Intangible assets with a finite useful life are amortized using the straight-line method over the estimated economic lives of the intangible assets as follows:

Computer software	5 years
Mobile games and platforms	1 - 6 years
Acquired customer relationships	7 years
Mobile game product development costs	3 years

Summary of Assets Measured at Fair Value on Recurring Basis

Assets measured at fair value on a recurring basis as of December 31, 2011 are summarized below:

	Quoted price in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
	RMB	RMB	RMB
Contingently returnable consideration assets (Note 7)	—	—	16,938

Assets measured at fair value on a recurring basis as of December 31, 2012 are summarized below:

	Quoted price in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
	RMB	RMB	RMB	US$
Contingently returnable consideration assets (Note 7)	—	—	13,648	2,191

The following table sets forth assets measured at fair value on a nonrecurring basis as of December 31, 2012:

		Fair value at December 31, 2012 measured using
	Carrying value at December 31, 2012	Quoted price in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total loss in 2012
	RMB	RMB	RMB	RMB	RMB	US$
Goodwill	598,358	—	—	564,841	33,517	5,380

Intangible assets—Acquired customer relationships	10,910	—	—	—	10,910	1,751

Total assets measured at fair value on nonrecurring basis					44,427	7,131

Reconciliation of Assets Measured at Fair Value on Recurring Basis Using Significant Unobservable Inputs

The following table presents a reconciliation of the assets measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the years ended December 31, 2010, 2011 and 2012.

Contingently returnable consideration assets
RMB
Balance as of December 31, 2009	2,865

Recognized during the year	6,970
Realized or unrealized gain (Note 4)	(2,065)

Balance as of December 31, 2010	7,770

Recognized during the year	—
Realized or unrealized gain (Note 4)	39,446
Settlement (Note 4)	(30,278)

Balance as of December 31, 2011	16,938

Recognized during the year	—
Realized or unrealized gain (Note 4)	27,326
Settlement (Note 4)	(30,616)

Balance as of December 31, 2012	13,648

Balance as of December 31, 2012 in US$	2,191

The amount of total loss for the year ended December 31, 2010 included in earnings	(2,065)

The amount of total gain for the year ended December 31, 2011 included in earnings	39,446

The amount of total gain for the year ended December 31, 2012 included in earnings	27,326

The amount of total gain for the year ended December 31, 2012 included in earnings, in US$	4,386